CONVERTIBLE REDEEMABLE PREFERRED SHARES (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Increase (Decrease) in Temporary Equity
Beginning balance	$ 154,449,407
Conversion of Preferred Shares to Ordinary Shares	(154,477,960)
Series A-1 convertible redeemable preferred shares
Increase (Decrease) in Temporary Equity
Beginning balance	5,473,957
Conversion of Preferred Shares to Ordinary Shares	(5,473,957)
Series A-2 convertible redeemable preferred shares
Increase (Decrease) in Temporary Equity
Beginning balance	3,000,000
Conversion of Preferred Shares to Ordinary Shares	(3,000,000)
Series B convertible redeemable preferred shares
Increase (Decrease) in Temporary Equity
Beginning balance	27,999,995
Conversion of Preferred Shares to Ordinary Shares	(27,999,995)
Series C-1 convertible redeemable preferred shares
Increase (Decrease) in Temporary Equity
Beginning balance	48,975,456
Accretion of Preferred Shares to redemption value	28,553
Conversion of Preferred Shares to Ordinary Shares	(49,004,009)
Series C-2 convertible redeemable preferred shares
Increase (Decrease) in Temporary Equity
Beginning balance	18,999,999
Conversion of Preferred Shares to Ordinary Shares	(18,999,999)
Series C-3 convertible redeemable preferred shares
Increase (Decrease) in Temporary Equity
Beginning balance	50,000,000
Conversion of Preferred Shares to Ordinary Shares	$ (50,000,000)